Schedule of Investments (unaudited)	iShares® MSCI Poland ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 27.5%
Alior Bank SA(a)	292,309	$2,403,698
Bank Handlowy w Warszawie SA	144,135	2,387,562
Bank Millennium SA(a)	2,250,017	2,382,417
Bank Polska Kasa Opieki SA	589,560	11,277,200
mBank SA(a)	53,362	3,831,090
Powszechna Kasa Oszczednosci Bank Polski SA	2,820,342	18,200,167
Santander Bank Polska SA	118,575	7,389,093
		47,871,227
Capital Markets — 1.1%
Warsaw Stock Exchange(b)	135,246	1,075,768
XTB SA(b)(c)	136,058	900,108
		1,975,876
Chemicals — 1.8%
Ciech SA(a)	142,707	1,310,332
Grupa Azoty SA(a)	215,368	1,750,985
		3,061,317
Construction & Engineering — 1.7%
Budimex SA	49,010	2,998,229

Consumer Finance — 2.4%
KRUK SA	62,929	4,213,370

Diversified Telecommunication Services — 2.0%
Orange Polska SA	2,441,340	3,484,288

Electric Utilities — 4.7%
Enea SA(a)	1,168,977	1,521,996
PGE Polska Grupa Energetyczna SA(a)	3,244,988	4,743,793
Tauron Polska Energia SA(a)	4,221,337	1,943,494
		8,209,283
Entertainment — 3.8%
CD Projekt SA(b)	220,013	6,555,764

Food & Staples Retailing — 5.2%
Dino Polska SA(a)(c)	94,790	7,790,647
Eurocash SA(a)	403,381	1,231,495
		9,022,142
Health Care Providers & Services — 0.8%
Neuca SA(b)	9,710	1,428,164

Hotels, Restaurants & Leisure — 0.9%
AmRest Holdings SE(a)(b)	342,933	1,536,354

Insurance — 8.0%
Powszechny Zaklad Ubezpieczen SA	1,939,856	13,886,846

Internet & Direct Marketing Retail — 3.5%
Allegro.eu SA (a)(b)(c)	1,186,356	6,067,118

Media — 2.2%
Cyfrowy Polsat SA	913,734	3,831,042
Security	Shares	Value

Metals & Mining — 6.2%
Jastrzebska Spolka Weglowa SA(a)(b)	210,459	$2,900,639
KGHM Polska Miedz SA	298,590	7,904,163
		10,804,802
Multiline Retail — 2.4%
Pepco Group NV(a)(c)	460,657	4,219,242

Oil, Gas & Consumable Fuels — 17.5%
Polski Koncern Naftowy ORLEN SA	2,070,955	30,482,792

Professional Services — 0.3%
Grupa Pracuj SA	57,256	579,922

Software — 2.8%
Asseco Poland SA(b)	220,093	3,610,710
LiveChat Software SA	49,244	1,210,350
		4,821,060
Textiles, Apparel & Luxury Goods — 5.2%
CCC SA(a)	144,903	1,236,930
LPP SA	3,569	7,736,496
		8,973,426

Total Long-Term Investments — 100.0%
(Cost: $285,572,422)		174,022,264

Short-Term Securities

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(d)(e)(f)	7,578,826	7,579,584
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(d)(e)	890,000	890,000

Total Short-Term Securities — 4.9%
(Cost: $8,469,204)		8,469,584

Total Investments — 104.9%
(Cost: $294,041,626)		182,491,848

Liabilities in Excess of Other Assets — (4.9)%		(8,587,358)

Net Assets — 100.0%		$173,904,490

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,617,290	$1,962,496	(a)	$—		$3,031	$(3,233)	$7,579,584	7,578,826	$28,998	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,140,000	—		(250,000	)(a)	—	—	890,000	890,000	7,650		—
						$3,031	$(3,233)	$8,469,584		$36,648		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	5	12/16/22	$246	$1,680

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® MSCI Poland ETF
November 30, 2022

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,227,328	$167,794,936	$—	$174,022,264
Money Market Funds	8,469,584	—	—	8,469,584
	$14,696,912	$167,794,936	$—	$182,491,848
Derivative financial instruments(a)
Assets
Futures Contracts	$1,680	$—	$—	$1,680

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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